Note 4 - Debt - Activity Related to Carrying Value of Secured Financing Agreements and Master Repurchase Agreements (Details) - Secured Financing Agreements and Master Repurchase Agreements [Member]
$ in Thousands
9 Months Ended
Sep. 30, 2020 USD ($)
Balances as of December 31, 2019
Assumption of debt	788,764
Principal borrowings	160,379
Principal repayments	(1,992)
Balances as of September 30, 2020	$ 947,151